COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Capital commitments
Contracted, but not provided for	¥ 55,538	¥ 46,704
Period of estimated payments included in capital commitments with respect to the Group's exploration and production licenses	5 years
Unutilized banking facilities	¥ 55,289	53,749
CNOOC Group [member]
Capital commitments
Contracted, but not provided for	10,309	4,030
A joint venture [member]
Capital commitments
Contracted, but not provided for	¥ 590	¥ 691